RELATED PARTY TRANSACTIONS - Revenue And Accounts Receivable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
RELATED PARTY TRANSACTIONS
Revenue	$ 71,452,736	$ 58,546,729	$ 49,233,547
Related party
RELATED PARTY TRANSACTIONS
Revenue	19,894,638	11,927,909	7,100,617
Accounts receivable	5,381,535	2,871,872
Related party | Dayong
RELATED PARTY TRANSACTIONS
Revenue	19,894,638	11,927,909	$ 7,100,617
Accounts receivable	$ 5,381,535	$ 2,871,872